PROPERTY, PLANTS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY, PLANTS AND EQUIPMENT, NET

Composition:

	December 31,
	2014	2015
Cost:
Computers and equipment	$24,847	$9,604
Motor vehicles	255	248
Buildings	2,928	2,918
Leasehold improvements	17,410	13,093

	45,440	25,863

Accumulated depreciation:
Computers and equipment	15,202	3,458
Motor vehicles	133	156
Buildings	1,787	1,869
Leasehold improvements	8,192	6,181

	25,314	11,664

Depreciated cost	$20,126	$14,199

Depreciation expenses totaled $ 6,241, $ 4,774 and $ 5,731 for the years ended December 31, 2013, 2014 and 2015, respectively.